Allowance for Loan Losses - Past Due Information of Loan Portfolio by Class (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Impaired [Line Items]
Total Past Due Loans	$ 2,707	$ 4,250
Current Loans	317,425	306,603
Total Loans	320,132	310,853
Accruing Loans 90 or More Days Past Due	0	0
Commercial Loan [Member]
Financing Receivable, Impaired [Line Items]
Total Past Due Loans	80	42
Current Loans	52,231	47,376
Total Loans	52,311	47,418
Accruing Loans 90 or More Days Past Due	0	0
Real Estate - Commercial [Member]
Financing Receivable, Impaired [Line Items]
Total Past Due Loans	74	871
Current Loans	101,124	91,646
Total Loans	101,198	92,517
Accruing Loans 90 or More Days Past Due	0	0
Other Real Estate Construction [Member]
Financing Receivable, Impaired [Line Items]
Total Past Due Loans	305	342
Current Loans	17,387	22,020
Total Loans	17,692	22,362
Accruing Loans 90 or More Days Past Due	0	0
Real Estate Construction [Member]
Financing Receivable, Impaired [Line Items]
Current Loans	5,629	3,888
Total Loans	5,629	3,888
Accruing Loans 90 or More Days Past Due	0	0
Real Estate - Residential [Member]
Financing Receivable, Impaired [Line Items]
Total Past Due Loans	2,121	2,770
Current Loans	81,298	86,597
Total Loans	83,419	89,367
Accruing Loans 90 or More Days Past Due	0	0
Home Equity [Member]
Financing Receivable, Impaired [Line Items]
Total Past Due Loans	88	102
Current Loans	49,332	46,258
Total Loans	49,420	46,360
Accruing Loans 90 or More Days Past Due	0	0
Consumer Loans [Member]
Financing Receivable, Impaired [Line Items]
Total Past Due Loans	39	123
Current Loans	8,943	8,337
Total Loans	8,982	8,460
Accruing Loans 90 or More Days Past Due	0	0
Other Loans [Member]
Financing Receivable, Impaired [Line Items]
Current Loans	1,481	481
Total Loans	1,481	481
Accruing Loans 90 or More Days Past Due	0	0
Loans 30-89 Days Past Due [Member]
Financing Receivable, Impaired [Line Items]
Total Past Due Loans	1,924	2,004
Loans 30-89 Days Past Due [Member] | Commercial Loan [Member]
Financing Receivable, Impaired [Line Items]
Total Past Due Loans	46	42
Loans 30-89 Days Past Due [Member] | Real Estate - Commercial [Member]
Financing Receivable, Impaired [Line Items]
Total Past Due Loans	74	77
Loans 30-89 Days Past Due [Member] | Other Real Estate Construction [Member]
Financing Receivable, Impaired [Line Items]
Total Past Due Loans	110
Loans 30-89 Days Past Due [Member] | Real Estate - Residential [Member]
Financing Receivable, Impaired [Line Items]
Total Past Due Loans	1,580	1,673
Loans 30-89 Days Past Due [Member] | Home Equity [Member]
Financing Receivable, Impaired [Line Items]
Total Past Due Loans	75	89
Loans 30-89 Days Past Due [Member] | Consumer Loans [Member]
Financing Receivable, Impaired [Line Items]
Total Past Due Loans	39	123
Loans 90 Days or More Past Due [Member]
Financing Receivable, Impaired [Line Items]
Total Past Due Loans	783	2,246
Loans 90 Days or More Past Due [Member] | Commercial Loan [Member]
Financing Receivable, Impaired [Line Items]
Total Past Due Loans	34
Loans 90 Days or More Past Due [Member] | Real Estate - Commercial [Member]
Financing Receivable, Impaired [Line Items]
Total Past Due Loans		794
Loans 90 Days or More Past Due [Member] | Other Real Estate Construction [Member]
Financing Receivable, Impaired [Line Items]
Total Past Due Loans	195	342
Loans 90 Days or More Past Due [Member] | Real Estate - Residential [Member]
Financing Receivable, Impaired [Line Items]
Total Past Due Loans	541	1,097
Loans 90 Days or More Past Due [Member] | Home Equity [Member]
Financing Receivable, Impaired [Line Items]
Total Past Due Loans	$ 13	$ 13